SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Schedule of Supplemental Information Regarding Consolidated Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Cash paid for interest, including commitment fee	$ 663	$ 1,978	$ 470
Cash payments of income taxes, net	6,766	11,284	8,232
Non-cash investing and financing transactions:
Accrued but unpaid purchases of property and equipment	163	972	1,166
Extinguishment of liability with stocks	3,856	0	2,514
Inventory transfers to property and equipment	$ 1,639	$ 1,474	$ 537